Construction Contracts - Details of Due from/to Customers for Contract Work (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of construction contract [Abstract]
Unbilled due from customers for contract work	₩ 728,007	₩ 860,287
Due to customers for contract work	(782,968)	(1,031,663)
Construction contract in progress	₩ (54,961)	₩ (171,376)